INCOME TAXES	6 Months Ended
Jun. 30, 2025
Disclosure Of Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
The company's effective income tax rate was 0.1% and (0.4)% and for the three and six months ended June 30, 2025 (2024: (1.8)% and 20.4%). The effective tax rate is different than the statutory rate primarily due to non-deductible expenses, rate differentials, changes in tax assets not recognized, and non-controlling interests’ income not subject to tax.
The company operates in countries, including Canada, which have enacted new legislation to implement the global minimum top-up tax, effective from January 1, 2024. The company has applied a temporary mandatory relief from recognizing and disclosing deferred taxes in connection with the global minimum top-up tax and will account for it as a current tax when it is incurred. There is no material current tax impact for the three and six months ended June 30, 2025. The global minimum top-up tax is not anticipated to have a significant impact on the financial position of the company.